Inventories, Net	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories consisted of the following:

	As of December 31,
	2020	2021
	$	$
Raw materials	3,719	7,714
Work in process	291	1,198
Finished goods	8	533
	4,018	9,445
Less: provision	(1,343)	(2,255)

Inventories, net	2,675	7,190

Provisions were $1,343 and $2,255 in the years ended December 31, 2020 and 2021, respectively, due to obsolescence including the inventories from previous years.